Employee benefits: variable compensation - Movements (Detail 2) - Equity Ownership Plan		12 Months Ended
		Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2018 CHF (SFr) shares
Option Awards [Line Items]
Number of options outstanding, at the beginning of the year | shares		6,567,592	32,583,168
Number of options exercised during the year | shares	[1]	(2,818,070)	(1,813,583)
Number of options forfeited during the year | shares		(512)	(19,752)
Number of options expired unexercised | shares		(3,749,010)	(24,182,241)
Number of options outstanding, at the end of the year | shares		0	6,567,592
Number of options exercisable, at the end of the year | shares		0	6,567,592
Weighted average exercise price of options outstanding, at the beginning of the year		SFr 14	SFr 25
Weighted average exercise price of options exercised during the year	[1]	10	12
Weighted average exercise price of options forfeited during the year		16	23
Weighted average exercise price of options expired unexercised		16	29
Weighted average exercise price of options outstanding, at the end of the year			14
Weighted average exercise price of options exercisable, at the end of the year			14
Weighted average share price of options exercised		12.69	16.22
Intrinsic value of options exercised during the year		SFr 7,000,000	SFr 7,000,000

[1]	The weighted average share price upon option exercise was CHF 12.69 in 2019 (2018: CHF 16.22), resulting in an intrinsic value of CHF 7 million of options exercised during 2019 (2018: CHF 7 million).